Commitment and Contingencies - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Loss Contingencies [Line Items]
Number Of Charter Agreements		7
Loss on contract cancellation	$ 0	$ 28,241
Increase/ (Decrease) in contract receivables, net		(35,000)
Cash received under charter agreement		5,000
Allowance for doubtful accounts receivable, write-offs		16,471
Receivables Amortization Amount		6,759
Sale Of Vessel
Loss Contingencies [Line Items]
Sales Discounts Vessels		5,000
Termination Of Contract
Loss Contingencies [Line Items]
Loss on contract cancellation		$ 5,000
Minimum
Loss Contingencies [Line Items]
Time Charter Agreement Duration		4 years